Consolidated Statement Of Financial Position - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	€ 41,544	€ 40,464
Intangible assets	8,333	4,010
Right-of-use assets	30,353	13,614
Deferred tax assets	570	722
Other financial assets	19,582	16,426
Total non-current assets	100,382	75,236
Current assets
Inventories	9,231	4,925
Prepayments and other assets	11,432	8,114
Trade and other receivables	42,077	25,076
Contract assets	1,226	41
Other financial assets	30,400	0
Cash and cash equivalents	24,652	8,274
Total current assets	119,018	46,430
Total assets	219,400	121,666
Equity
Share capital	1	1
Share premium	61,888	36,947
Reserves	4,195	3,823
Retained earnings	(142,736)	(114,515)
Total equity	(76,652)	(73,744)
Non-current liabilities
Borrowings	213,128	159,610
Lease liabilities	26,097	12,077
Provisions	133	207
Total non-current liabilities	239,358	171,894
Current liabilities
Trade and other payables	29,333	13,739
Contract liabilities	21,192	7,278
Current tax liabilities	401	309
Lease liabilities	5,520	1,826
Provisions	248	364
Total current liabilities	56,694	23,516
Total liabilities	296,052	195,410
Total equity and liabilities	€ 219,400	€ 121,666